Related Party Transactions (Details) - USD ($)										1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Nov. 19, 2024	Jul. 29, 2024	Jul. 01, 2024	Feb. 15, 2024	Oct. 11, 2023	Sep. 04, 2023	Jun. 16, 2023	May 19, 2023	Apr. 11, 2023	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 26, 2025	Jan. 14, 2025	Aug. 29, 2024	Jul. 17, 2024	Jun. 30, 2024	May 02, 2024	Feb. 06, 2024	Jan. 08, 2024	Dec. 07, 2023	Nov. 09, 2023	Oct. 23, 2023	Sep. 11, 2023	Aug. 10, 2023	Jul. 11, 2023	Jul. 07, 2023	Jun. 08, 2023	Apr. 01, 2023	Jan. 17, 2023	Nov. 29, 2022
Related Party Transactions [Line Items]
Debt-to-equity conversion	$ 299,714																				$ 180,000
Purchases amount											$ 58,031		$ 92,416
Accounts receivable											2,476,956			$ 2,805,493	$ 1,541,917
Deferred income - contract liabilities											139,542			231,258	118,909	$ 808,118
Legal and audit fee											95,000
Accrued interest expense from related parties											85,257
Principal amount																		$ 111,111
Loan amount														560,000					$ 100,000	$ 90,116			$ 566,150					$ 175,314
Accrued interest														46,180	24,276
Balance of another debt	$ 277,786
Interest expense											2,579	$ 16,056		61,597	80,381
Operating fee											20,000
Outstanding amount											20,000
Jonathan Zhang [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)	$ 2.64
Loan [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)	$ 2.64
Principal amount																																		$ 160,000
Interest rate																																		8.00%
Accrued interest											46,545			46,180
Mr. Tie (James) Li, [Member]
Related Party Transactions [Line Items]
Legal and audit fee																345,000
Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																																	$ 40,000
Interest rate																																	0.00%
One Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																										$ 20,000						$ 80,000
Interest rate																										0.00%						0.00%
Two Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																									$ 20,000					$ 80,000
Interest rate																									0.00%					0.00%
Three Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																								$ 20,000					$ 80,000
Interest rate																								0.00%					0.00%
Four Promissory Notes [Member]
Related Party Transactions [Line Items]
Principal amount					$ 80,000
Interest rate					0.00%
Five Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																											$ 80,000
Interest rate																											0.00%
Mr.Zhang [Member]
Related Party Transactions [Line Items]
Company expenses														10,936
Mr. Tie (James) Li, [Member]
Related Party Transactions [Line Items]
Outstanding amount											25,000			25,000
Zhiyi (Jonathan) Zhang [Member]
Related Party Transactions [Line Items]
Outstanding amount											25,000			25,000
NMCayman [Member]
Related Party Transactions [Line Items]
Loan amount														17,199	294,985
UniNet Global Inc. [Member]
Related Party Transactions [Line Items]
Trade payable																						$ 2,713,073
Outstanding trade payable											2,135,573			2,135,573
Remaining balance											577,500			577,500
Debt forgiveness											2,135,573			2,135,573
Debt-to-equity conversion	$ 577,500
Converted shares (in Shares)	218,750
Accounts payable amount											0			0	2,758,074
Megaphoton [Member]
Related Party Transactions [Line Items]
Purchases amount												0	$ 0
Iluminar Lighting LLC [Member]
Related Party Transactions [Line Items]
Converted shares (in Shares)									1,033,333
Accounts payable amount											366,437	308,407		308,407	0
Purchases amount														307,182	56,671
Accounts receivable											733,812			976,449	305,669
Percentage of outstanding shares									10.00%
Sales revenue											17,422	$ 405,378		1,593,926	300,053
Deferred income - contract liabilities											86,468			86,468
Iluminar Lighting LLC [Member] | Customers [Member]
Related Party Transactions [Line Items]
Accounts receivable									$ 1,000,000
Jonathan [Member]
Related Party Transactions [Line Items]
Prepayments											10,000			10,000	0
NMCayman [Member]
Related Party Transactions [Line Items]
Debt-to-equity conversion	$ 277,786
Converted shares (in Shares)	218,750
Conversion price per share (in Dollars per share)	$ 2.64
Outstanding amount due											170,000			170,000	170,000
Loan amount											18,556			18,556	318,270
Accrued interest														42,449	22,500
Accrued interest											42,788			42,449
Balance of another debt	$ 299,714
NMCayman [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																																			$ 294,985
Interest rate																																			8.00%
Loan amount											17,199			17,199
Yang Wei [Member]
Related Party Transactions [Line Items]
Outstanding amount due											23,813			23,813	23,813
Business operating fee																	$ 23,813
Zhiyi Zhang [Member]
Related Party Transactions [Line Items]
Outstanding amount due											20,120			20,120	1,000
Business operating fee			$ 8,184			$ 557		$ 1,000								27,944
Paid off balance					$ 28,501										40,000
Loan amount											60,000			60,000	60,000
Accrued interest														12,079	7,186
Accrued interest											13,263			12,079
Zhiyi Zhang [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																																				$ 100,000
Interest rate																																				8.00%
James Li [Member]
Related Party Transactions [Line Items]
Outstanding amount due														0
Business operating fee										$ 30,000
Related Parties [Member]
Related Party Transactions [Line Items]
Prepayments											10,000			10,000
Accrued interest expense from related parties											106,355			103,776	63,141
Interest income for loan receivable														0	6,861
Tie Li [Member]
Related Party Transactions [Line Items]
Loan amount											10,000			60,000	110,000
Accrued interest														547	8,800
Payments towards loan		$ 50,000					$ 500,000
Loan extended				$ 110,000
Accrued interest											745			547
Tie Li [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																$ 610,000
Interest rate																8.00%
TieJamesLi [Member]
Related Party Transactions [Line Items]
Loan amount											25,000			125,000	$ 0
Accrued interest											$ 3,014			$ 2,521
TieJamesLi [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																															$ 125,000
Interest rate																															8.00%
Nature’s Miracle Inc. [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																																			$ 318,270
Interest rate																																			8.00%